Fair Value of Financial Instruments (Tables)	12 Months Ended
Oct. 31, 2024
Text Block [Abstract]
Summary of Fair Values of Financial Instruments of Bank Using Valuation Methods and Assumption
The following table sets out the fair values of financial instruments of the Bank using the valuation methods and assumptions described above. The fair values disclosed do not include non-financial
assets, such as property and equipment, investments in associates, precious metals, goodwill and other intangible assets.

	2024 (1)		2023 (1)
As at October 31 ($ millions)	Total fair value	Total carrying value	Total fair value	Total carrying value
Assets:
Cash and deposits with financial institutions	$63,860	$63,860	$90,312	$90,312
Trading assets	129,727	129,727	117,868	117,868
Securities purchased under resale agreements and securities borrowed	200,543	200,543	199,325	199,325
Derivative financial instruments	44,379	44,379	51,340	51,340
Investment securities – FVOCI and FVTPL	123,420	123,420	86,253	86,253
Investment securities – Amortized cost	28,422	29,412	29,816	31,984
Loans	757,825	760,829	736,366	750,911
Customers’ liability under acceptances	148	148	18,628	18,628
Other financial assets	22,467	22,467	26,614	26,614
Liabilities:
Deposits	941,290	943,849	942,112	952,333
Financial instruments designated at fair value through profit or loss	36,341	36,341	26,779	26,779
Acceptances	149	149	18,718	18,718
Obligations related to securities sold short	35,042	35,042	36,403	36,403
Derivative financial instruments	51,260	51,260	58,660	58,660
Obligations related to securities sold under repurchase agreements and securities lent	190,449	190,449	160,007	160,007
Subordinated debentures	7,814	7,833	9,358	9,693
Other financial liabilities	53,342	53,387	49,363	51,302

(1)	The Bank adopted IFRS 17 effective November 1, 2023. As required under the new accounting standard, prior period amounts have been restated. Refer to Note 4 of the consolidated financial statements.

Summary of Fair Value Hierarchy of Instruments Carried at Fair Value on a Recurring Basis
The following table outlines the fair value hierarchy of instruments carried at fair value on a recurring basis and of instruments not carried at fair value.

	2024				2023
As at October 31 ($ millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Instruments carried at fair value on a recurring basis:
Assets:
Precious metals (1)	$–	$2,540	$–	$2,540	$–	$937	$–	$937
Trading assets
Loans	–	7,649	–	7,649	–	7,540	4	7,544
Canadian federal government and government guaranteed debt	11,229	3,742	–	14,971	13,766	3,603	–	17,369
Canadian provincial and municipal debt	6,228	2,185	–	8,413	5,299	4,154	–	9,453
U.S. treasury and other U.S. agencies’ debt	15,050	–	–	15,050	11,218	–	–	11,218
Other foreign governments’ debt	422	9,932	–	10,354	19	10,626	–	10,645
Corporate and other debt	4,940	6,990	4	11,934	3,431	7,748	–	11,179
Equity securities	59,081	88	21	59,190	47,665	67	16	47,748
Other	–	2,166	–	2,166	–	2,712	–	2,712
	$96,950	$32,752	$25	$129,727	$81,398	$36,450	$20	$117,868
Investment securities (2)
Canadian federal government and government guaranteed debt	$12,739	$8,801	$–	$21,540	$7,674	$4,713	$–	$12,387
Canadian provincial and municipal debt	12,823	4,702	–	17,525	3,695	3,451	–	7,146
U.S. treasury and other U.S. agencies’ debt	39,999	6,377	–	46,376	25,058	3,640	–	28,698
Other foreign governments’ debt	3,940	25,346	–	29,286	2,527	28,891	–	31,418
Corporate and other debt	133	3,359	35	3,527	–	2,512	40	2,552
Equity securities	2,983	317	1,866	5,166	2,010	333	1,709	4,052
	$72,617	$48,902	$1,901	$123,420	$40,964	$43,540	$1,749	$86,253
Derivative financial instruments
Interest rate contracts	$–	$11,584	$–	$11,584	$–	$15,942	$–	$15,942
Foreign exchange and gold contracts	–	26,004	–	26,004	–	29,465	2	29,467
Equity contracts	150	4,313	44	4,507	54	3,066	27	3,147
Credit contracts	–	180	2	182	–	342	2	344
Commodity contracts	–	2,095	7	2,102	–	2,430	10	2,440
	$150	$44,176	$53	$44,379	$54	$51,245	$41	$51,340
Liabilities:
Deposits (3)	$–	$193	$–	$193	$–	$(95)	$–	$(95)
Financial liabilities designated at fair value through profit or loss	–	36,341	–	36,341	–	26,779	–	26,779
Obligations related to securities sold short	30,721	4,319	2	35,042	29,921	6,482	–	36,403

Derivative financial instruments
Interest rate contracts	–	17,895	13	17,908	–	25,079	2	25,081
Foreign exchange and gold contracts	–	25,900	–	25,900	–	28,013	–	28,013
Equity contracts	139	4,687	19	4,845	135	3,106	17	3,258
Credit contracts	–	46	1	47	–	27	1	28
Commodity contracts	–	2,550	10	2,560	–	2,274	6	2,280
	$139	$51,078	$43	$51,260	$135	$58,499	$26	$58,660

Instruments not carried at fair value (4) :
Assets:
Investment securities – amortized cost	$1,127	$27,295	$–	$28,422	$1,627	$28,189	$–	$29,816
Loans (5)	–	–	399,139	399,139	–	–	415,738	415,738

Liabilities:
Deposits (5)	–	411,838	–	411,838	–	425,251	–	425,251
Subordinated debentures	–	7,814	–	7,814	–	9,358	–	9,358
Other liabilities	–	21,563	499	22,062	–	24,651	–	24,651

(1)	The fair value of precious metals is determined based on quoted market prices and forward spot prices, where applicable, less the cost to sell.
(2)	Excludes debt investment securities measured at amortized cost of $29,412 (October 31, 2023 – $31,984).
(3)	These amounts represent embedded derivatives bifurcated from structured note liabilities measured at amortized cost.
(4)	Represents the fair value of financial assets and liabilities where the carrying amount is not a reasonable approximation of fair value.
(5)	Represents fixed rate instruments.

Summary of Changes in Level 3 Instruments Carried at Fair Value
The following table summarizes the changes in Level 3 instruments carried at fair value for the year ended October 31, 2024.
All positive balances represent assets and negative balances represent liabilities. Consequently, positive amounts indicate purchases of assets or settlements of liabilities and negative amounts indicate sales of assets or issuances of liabilities.

	As at October 31, 2024
($ millions)	Fair value November 1 2023	Gains/(losses) recorded in income (1)	Gains/(losses) recorded in OCI	Purchases/ Issuances	Sales/ Settlements	Transfers into/out of Level 3	Fair value October 31 2024	Change in unrealized gains/(losses) recorded in income for instruments still held (2)
Trading assets
Loans	$4	$–	$–	$27	$–	$(31)	$–	$–
Corporate and other debt	–	–	–	8	–	(4)	4	–
Equity securities	16	(1)	–	9	(22)	19	21	(1)
	20	(1)	–	44	(22)	(16)	25	(1)

Investment securities
Corporate and other debt	40	(9)	4	7	–	(7)	35	(9)
Equity securities	1,709	109	(29)	244	(207)	40	1,866	109
	1,749	100	(25)	251	(207)	33	1,901	100

Derivative financial instruments – assets
Interest rate contracts	–	–	–	8	(8)	–	–	–
Foreign exchange and gold contracts	2	–	–	–	–	(2)	–	–
Equity contracts	27	(7)	–	17	–	7	44	(7	) (3)
Credit contracts	2	1	–	–	(1)	–	2	1
Commodity contracts	10	(3)	–	–	–	–	7	(3)

Derivative financial instruments – liabilities
Interest rate contracts	(2)	(1)	–	(12)	–	2	(13)	(1)
Equity contracts	(17)	2	–	(4)	1	(1)	(19)	2	(3)
Credit contracts	(1)	1	–	–	(1)	–	(1)	1
Commodity contracts	(6)	(4)	–	–	–	–	(10)	(4)
	15	(11)	–	9	(9)	6	10	(11)
Obligations related to securities sold short	–	–	–	–	–	(2)	(2)	–
Total	$1,784	$88	$(25)	$304	$(238)	$21	$1,934	$88

(1)	Gains or losses for items in Level 3 may be offset with losses or gains on related hedges in Level 1 or Level 2.
(2)	These amounts represent the unrealized gains and losses from fair value changes of Level 3 instruments still held at the end of the period that are recorded in the Consolidated Statement of Income.
(3)
Certain unrealized gains and losses on derivative assets and liabilities are largely offset by mark-to-market changes on other instruments included in trading revenues in the Consolidated Statement of Income, since these instruments act as an economic hedge to certain derivative assets and liabilities.

The following table summarizes the changes in Level 3 instruments carried at fair value for the year ended October 31, 2023.

	As at October 31, 2023
($ millions)	Fair value November 1 2022	Gains/(losses) recorded in income (1)	Gains/(losses) recorded in OCI	Purchases/ Issuances	Sales/ Settlements	Transfers into/out of Level 3	Fair value October 31 2023
Trading assets	12	–	–	8	(33)	33	20
Investment securities	1,688	56	16	233	(143)	(101)	1,749
Derivative financial instruments	10	(11)	–	(7)	(1)	24	15
Obligations related to securities sold short	(3)	–	–	–	3	–	–

(1)	Gains or losses for items in Level 3 may be offset with losses or gains on related hedges in Level 1 or Level 2.

Summary of Significant Unobservable Inputs Used in Measuring Financial Instruments Categorized as Level 3
The table below sets out information about significant unobservable inputs used in measuring financial instruments categorized as Lev
e
l 3 in the fair value hierarchy.

	Valuation technique	Significant unobservable inputs	Range of estimates for unobservable inputs (1)	Changes in fair value from reasonably possible alternatives ($ millions)

Investment securities		General Partner valuations

Private equity securities (2)	Market comparable	per net asset value	n/a	(79)/79

Derivative financial instruments

Interest rate contracts	Option pricing			(2)/2
	model	Interest rate volatility	80% - 220%

Equity contracts	Option pricing	Equity volatility	8% - 414%
	model	Equity correlation	(36%) - 94%	(28)/28
Commodity contracts	Discounted cash flow	Forward curves	6% - 15%	(4)/4

(1)	The range of estimates represents the actual lowest and highest level inputs used to fair value financial instruments within each financial statement category.
(2)
The valuation of private equity securities utilizes net asset values as reported by fund managers. Net asset va lues
are not considered observable as the Bank cannot redeem these instruments at such values. The range for net asset values per unit or price per share has not been disclosed for these instruments since the valuations are not model-based.